Exhibit 1

Deloitte & Touche LLP
Suite 301
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of PGA Trust 2024-RSR2, Commercial Mortgage Pass-Through Certificates, Series 2024-RSR2. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC and Siebert Williams Shank & Co., LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 15, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From April 22, 2024 through May 15, 2024, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 15, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft mortgage loan agreement, draft replacement, second amended and restated promissory note A-1 and A-2 and draft renewal, second amended and restated fee and leasehold mortgage, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft limited recourse guaranty (the “Guaranty”);

Draft non-consolidation opinion letter (the “Non-Consolidation Opinion”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Proforma title policy and related client correspondence (collectively, the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

CRE insurance risk analysis (the “Insurance Analysis”);

Phase I environmental report (the “Phase I Report”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Hotel Flag	Not Applicable
12	Hotel Brand	Not Applicable
13	Franchise or Brand Management Agreement Initial Maturity	Not Applicable
14	Franchise or Brand Management Agreement Renewal Options	Not Applicable
15	Franchise or Brand Management Agreement Fully Extended Maturity	Not Applicable
16	Year Built	Appraisal Report
17	Year Renovated	Appraisal Report
18	Rooms	Underwritten Financial Summary Report
19	Occupancy	Underwritten Financial Summary Report
20	Occupancy As of Date	Underwritten Financial Summary Report
21	Total Debt Original Balance	Loan Agreement
22	Total Debt Cut-off Date Balance	Refer to calculation procedures
23	Total Debt Per Room	Refer to calculation procedures
24	Mortgage Loan Original Balance	Loan Agreement
25	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
26	% of Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
27	Mortgage Loan Per Room	Refer to calculation procedures
28	Mezzanine Loan Original Balance	Loan Agreement
29	Mezzanine Loan Cut-off Date Balance	Not Applicable
30	Loan Purpose	None - Company Provided
31	Borrower	Loan Agreement
32	Sponsor	Loan Agreement
33	Carve-Out Guarantor(s)	Guaranty
34	Non-Consolidation Opinion	Non-Consolidation Opinion
35	Independent Director	Loan Agreement
36	SPE	Loan Agreement
37	Title Type	Title Policy

	Characteristic	Source Document
38	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
39	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
40	Mortgage Loan Annual IO Debt Service At Cap	None - Company Provided
41	Total Debt Monthly IO Payment	Refer to calculation procedures
42	Total Debt Annual IO Debt Service	Refer to calculation procedures
43	Total Debt Annual IO Debt Service at Cap	None - Company Provided
44	Monthly P&I Payment	Not Applicable
45	Annual P&I Debt Service	Not Applicable
46	Interest Accrual Method	Loan Agreement
47	Amortization Type	Loan Agreement
48	IO Term (mos)	Refer to calculation procedures
49	Original Amortization Term	Loan Agreement
50	Origination Date	Loan Agreement
51	First Payment Date	Loan Agreement
52	Payment Due Date	Loan Agreement
53	Grace Period (Late Fee)	Loan Agreement
54	Grace Period (Default)	Loan Agreement
55	Interest Accrual Start Date	Loan Agreement
56	Interest Accrual End Date	Loan Agreement
57	Mortgage Loan Index	Loan Agreement
58	Mortgage Loan Index Assumption	None - Company Provided
59	Mortgage Loan Index Rounding Methodology	Loan Agreement
60	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
61	Mortgage Loan Spread	None - Company Provided
62	Mortgage Loan Index Floor	Loan Agreement
63	Mortgage Loan Index Cap Strike Rate	None - Company Provided
64	Mortgage Loan Index Cap Expiration Date	None - Company Provided
65	Mortgage Loan Index Cap Provider	None - Company Provided
66	Mortgage Loan Index Cap Provider Rating (F/M/S)	None - Company Provided
67	Mortgage Loan Interest Rate	Refer to calculation procedures
68	Administrative Fee Rate	None - Company Provided
69	Net Interest Rate	Refer to calculation procedures
70	Mortgage Loan Interest Rate At Cap	None - Company Provided
71	Original Loan Term (mos)	Refer to calculation procedures
72	Remaining Loan Term (mos)	Refer to calculation procedures
73	Seasoning	Refer to calculation procedures
74	Maturity Date	Loan Agreement
75	Extension Options	Loan Agreement
76	Extension Option Description	None - Company Provided

	Characteristic	Source Document
77	Fully Extended Maturity Date	Loan Agreement
78	Total Debt Balloon Balance	Refer to calculation procedures
79	Mortgage Loan Balloon Balance	Refer to calculation procedures
80	Mezzanine Loan Balloon Balance	Not Applicable
81	Defeasance Lockout Expiration Date	Not Applicable
82	Open Period Begin Date	Loan Agreement
83	Prepay Description	Loan Agreement
84	Partial Release (Y/N)	Loan Agreement
85	Partial Release Description	Loan Agreement
86	Future Debt Permitted (Y/N)	Loan Agreement
87	Future Debt Description	Not Applicable
88	Appraisal Date	Appraisal Report
89	Appraisal Value	Appraisal Report
90	FIRREA Appraisal (Y/N)	Appraisal Report
91	Appraisal Value Per Room	Refer to calculation procedures
92	Cut-off Date Mortgage LTV	Refer to calculation procedures
93	Maturity Date Mortgage LTV	Refer to calculation procedures
94	Cut-off Date Total Debt LTV	Refer to calculation procedures
95	Maturity Date Total Debt LTV	Refer to calculation procedures
96	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
97	Fourth Most Recent NOI	Underwritten Financial Summary Report
98	Third Most Recent NOI Date	Underwritten Financial Summary Report
99	Third Most Recent NOI	Underwritten Financial Summary Report
100	Second Most Recent NOI Date	Underwritten Financial Summary Report
101	Second Most Recent NOI	Underwritten Financial Summary Report
102	Most Recent NOI Date	Underwritten Financial Summary Report
103	Most Recent Description	Underwritten Financial Summary Report
104	Most Recent Revenue	Underwritten Financial Summary Report
105	Most Recent Expenses	Underwritten Financial Summary Report
106	Most Recent NOI	Underwritten Financial Summary Report
107	Most Recent NCF	Underwritten Financial Summary Report
108	Underwritten Revenue	Underwritten Financial Summary Report
109	Underwritten Expenses	Underwritten Financial Summary Report
110	Underwritten NOI	Underwritten Financial Summary Report
111	Underwritten IO NOI DSCR	Refer to calculation procedures
112	Underwritten P&I NOI DSCR	Not Applicable
113	Underwritten NOI Debt Yield	Refer to calculation procedures
114	Underwritten FF&E	Underwritten Financial Summary Report
115	Net Membership Cash Flow	Underwritten Financial Summary Report
116	Underwritten NCF	Underwritten Financial Summary Report

	Characteristic	Source Document
117	Underwritten IO NCF DSCR	Refer to calculation procedures
118	Underwritten P&I NCF DSCR	Not Applicable
119	Underwritten NCF Debt Yield	Refer to calculation procedures
120	Lockbox	Loan Agreement, Cash Management Agreement
121	Cash Management	Loan Agreement, Cash Management Agreement
122	Cash Management Springing Condition	Loan Agreement
123	Engineering Report Date	Engineering Report
124	Environmental Phase I Report Date	Phase I Report
125	Environmental Phase II Report Date	Not Applicable
126	Seismic Report Date	Not Applicable
127	Seismic Zone 3 or 4 (Y/N)	Engineering Report
128	PML %	Not Applicable
129	Terrorism Insurance	Insurance Analysis
130	Windstorm Insurance	Insurance Analysis
131	Earthquake Insurance	Insurance Analysis
132	Flood Insurance	Insurance Analysis
133	Ground Lease Expiration Date	Not Applicable
134	Ground Lessor	Not Applicable
135	Mezzanine Loan Interest Accrual Method	Not Applicable
136	Mezzanine Loan Interest Rate	Not Applicable
137	Mezzanine Loan Origination Date	Not Applicable
138	Mezzanine Loan Index	Not Applicable
139	Mezzanine Loan Index Assumption	Not Applicable
140	Mezzanine Loan Index Rounding Methodology	Not Applicable
141	Mezzanine Loan Interest Rate Adjustment Frequency	Not Applicable
142	Mezzanine Loan Spread	Not Applicable
143	Mezzanine Loan Index Floor	Not Applicable
144	Mezzanine Loan Index Cap Strike Rate	Not Applicable
145	Mezzanine Loan Index Cap Expiration Date	Not Applicable
146	Mezzanine Loan Index Cap Provider	Not Applicable
147	Mezzanine Loan Index Cap Provider Rating (F/M/S)	Not Applicable
148	Mezzanine Loan Interest Rate at Cap	Not Applicable
149	Mezzanine Loan Monthly IO Payment	Not Applicable
150	Mezzanine Loan Annual IO Payment	Not Applicable
151	Mezzanine Loan Annual IO Payment at Cap	Not Applicable
152	Mezzanine Loan Monthly P&I Payment	Not Applicable
153	Mezzanine Loan Annual P&I Payment	Not Applicable

	Characteristic	Source Document
154	Real Estate Tax Escrow - Initial	Loan Agreement
155	Real Estate Tax Escrow - Ongoing	Loan Agreement
156	Real Estate Tax Escrow - Springing Condition	Loan Agreement
157	Insurance Escrow - Initial	Loan Agreement
158	Insurance Escrow - Ongoing	Loan Agreement
159	Insurance Escrow - Springing Condition	Loan Agreement
160	Replacement Reserve Escrow - Initial	Loan Agreement
161	Replacement Reserve Escrow - Ongoing	Loan Agreement
162	Replacement Reserve Escrow - Springing Condition	Loan Agreement
163	Immediate Repairs Escrow - Initial	Loan Agreement
164	Other Escrow Required	Loan Agreement
165	Other Escrow Description	Not Applicable
166	Other Escrow Initial	Not Applicable
167	Other Escrow - Ongoing	Not Applicable
168	Other Escrow - Springing Condition	Not Applicable

Calculation Procedures

With respect to Characteristic 22, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 23, we recomputed the Total Debt Per Room by dividing the (i) Total Debt Cut-off Date Balance by (ii) Rooms.

With respect to Characteristic 25, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 26, we recomputed the % of Mortgage Loan Cut-off Date Balance by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 27, we recomputed the Mortgage Loan Per Room by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Rooms.

With respect to Characteristic 38, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 39, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (i) the Mortgage Loan Monthly IO Payment and (ii) twelve.

With respect to Characteristic 41, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 42, we recomputed the Total Debt Annual IO Debt Service as the product of (i) the Total Debt Monthly IO Payment and (ii) twelve.

With respect to Characteristic 48, we recomputed the IO Term (mos) as being equal to the Mortgage Loan Original Loan Term (mos).

With respect to Characteristic 67, we recomputed the Mortgage Loan Interest Rate as the sum of the (i) Mortgage Loan Index Assumption and (ii) Mortgage Loan Spread.

With respect to Characteristic 69, we recomputed the Net Interest Rate as the difference of the (i) Mortgage Loan Interest Rate and (ii) Administrative Fee Rate.

With respect to Characteristic 71, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 72, we recomputed the Remaining Loan Term (mos) as the difference between the (i) Original Loan Term (mos) and (ii) Seasoning.

With respect to Characteristic 73, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of June 1, 2024 (the “Cut-off Date.”).

With respect to Characteristic 78, we recomputed the Total Debt Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 79, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 91, we recomputed the Appraisal Value Per Room by dividing the (i) Appraisal Value by (ii) Rooms.

With respect to Characteristic 92, we recomputed the Cut-off Date Mortgage LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 93, we recomputed the Maturity Date Mortgage LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 94, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 95, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 111, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 113, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 117, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 119, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-Off Date Balance.